Sales Incentives - Sales Deductions and Product Returns (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Accounts Receivable Reserves [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		$ (190,585)	$ (195,659)	$ (175,182)
Acquired			(5,165)
Provision recorded for current period sales	[1]	(1,441,423)	(1,347,979)	(1,353,889)
Credits processed/Payments		1,376,052	1,358,218	1,333,412
Ending balance		(255,956)	(190,585)	(195,659)
Accounts Receivable Reserves [Member] | Chargebacks [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(111,308)	(119,090)	(104,552)
Provision recorded for current period sales	[1]	(1,229,091)	(1,182,744)	(1,173,810)
Credits processed/Payments		1,198,357	1,190,526	1,159,272
Ending balance		(142,042)	(111,308)	(119,090)
Accounts Receivable Reserves [Member] | Rebates and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(79,277)	(76,569)	(70,630)
Acquired			(5,165)
Provision recorded for current period sales	[1]	(212,332)	(165,235)	(180,079)
Credits processed/Payments		177,695	167,692	174,140
Ending balance		(113,914)	(79,277)	(76,569)
Current Liabilities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(76,752)	(70,796)	(102,968)
Acquired			(847)
Provision recorded for current period sales	[1]	(78,380)	(104,561)	(63,047)
Credits processed/Payments		73,216	99,452	95,219
Ending balance		(81,916)	(76,752)	(70,796)
Current Liabilities [Member] | Returns [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(56,033)	(52,236)	(61,406)
Acquired			(493)
Provision recorded for current period sales	[1]	(34,918)	(52,282)	(37,011)
Credits processed/Payments		35,086	48,978	46,181
Ending balance		(55,865)	(56,033)	(52,236)
Current Liabilities [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	[2]	(20,719)	(18,560)	(41,562)
Acquired			(354)
Provision recorded for current period sales	[1],[2]	(43,462)	(52,279)	(26,036)
Credits processed/Payments	[2]	38,130	50,474	49,038
Ending balance	[2]	$ (26,051)	$ (20,719)	$ (18,560)

[1]	Includes immaterial amounts of reversals of provisions recorded for prior years’ sales.
[2]	Includes Medicaid, indirect rebates, and amounts due to customers.